Note 6 - Stockholders' Equity- Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Outstanding, number of shares (in shares)	134,609
Outstanding, weighted average exercise price (in dollars per share)	$ 28.41
Outstanding, weighted average remaining contractual term (Year)	8 years 7 months 6 days	8 years 2 months 12 days
Outstanding, aggregate intrinsic value	$ 58,500	$ (0)
Granted, number of shares (in shares)	200,000
Granted, weighted average exercise price (in dollars per share)	$ 2.23
Exercised, number of shares (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Forfeited or expired, number of shares (in shares)	(961)
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 30.17
Outstanding, number of shares (in shares)	333,648	134,609
Outstanding, weighted average exercise price (in dollars per share)	$ 12.71	$ 28.41
Exercisable, number of shares (in shares)	117,905
Exercisable, weighted average exercise price (in dollars per share)	$ 30.67
Exercisable, weighted average remaining contractual term (Year)	7 years 1 month 6 days
Exercisable, aggregate intrinsic value	$ 0